Income Taxes (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax asset
Inventory	$ 17,150	$ 13,553
Goodwill and other intangibles	0	257,499
Allowance for Doubtful Accounts	26,055	19,199
Change in FV of derivatives	266,770	12,683
Share Based Compensation	22,349	0
Net Operating Loss	11,041,594	0
NOL Valuation Allowance	(11,041,594)	0
Other	1,087	0
Deferred Tax Assets	333,411	302,934
Deferred tax liability
Property & Equipment	(47,287)	(41,001)
Goodwill and other intangibles	(11,194)	0
Prepaid Expenses	(58,053)	(9,688)
Other	0	0
Deferred Tax Liabilities	(116,534)	(50,689)
Net Deferred Tax Asset	$ 216,877	$ 252,245